CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Statutory Reserves CNY (¥)	Retained Earnings (Accumulated Deficit) CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non-controlling interests CNY (¥)
Balance at Dec. 31, 2017	¥ (19,475)		¥ 48	¥ (35)			¥ (19,858)	¥ 370
Balance, shares at Dec. 31, 2017 | shares			788,430,000	(591,322,500)
Vesting of founders' restricted shares	9,793			¥ 12	¥ 9,781
Vesting of founders' restricted shares, shares | shares				197,107,500
Repurchases of ordinary shares	¥ (6,161)		¥ (1)		(6,160)
Repurchases of ordinary shares, shares | shares	(14,503,820)	(14,503,820)	(14,503,820)
Deemed share-based compensation related to repurchases of ordinary shares	¥ 4,238				4,238
Accretion on preferred shares to redemption value	(3,465)				(3,465)
Deemed dividend due to modification of preferred shares	(3,521)				(3,521)
Net income (loss)	(40,124)						(40,124)
Foreign currency translation adjustment	240							240
Balance at Dec. 31, 2018	(58,475)		¥ 47	¥ (23)	873		(59,982)	610
Balance, shares at Dec. 31, 2018 | shares			773,926,180	(394,215,000)
Issuances of restricted shares to founders			¥ 10	¥ (10)
Issuances of restricted shares to founders, shares | shares			157,846,049	(157,846,049)
Vesting of founders' restricted shares	50,837			¥ 13	50,824
Vesting of founders' restricted shares, shares | shares				204,821,074
Repurchases of ordinary shares	¥ (41,062)		¥ (1)		(41,061)
Repurchases of ordinary shares, shares | shares	(17,197,032)	(17,197,032)	(17,197,032)
Deemed share-based compensation related to repurchases of ordinary shares	¥ 24,158				24,158
Accretion on preferred shares to redemption value	(59,200)						(59,200)
Deemed dividend due to modification of preferred shares	(61,239)				(34,794)		(26,445)
Appropriation to statutory reserves						¥ 19,322	(19,322)
Net income (loss)	75,359						75,359
Foreign currency translation adjustment	13,822							13,822
Balance at Dec. 31, 2019	(55,800)		¥ 56	¥ (20)		19,322	(89,590)	14,432
Balance, shares at Dec. 31, 2019 | shares			914,575,197	(347,239,975)
Issuances of restricted shares to founders			¥ 6	¥ (6)
Issuances of restricted shares to founders, shares | shares			93,753,239	(93,753,239)
Share-based compensation of founders' restricted shares	1,030,178			¥ 26	1,030,152
Share-based compensation of founders' restricted shares, shares | shares				440,993,214
Repurchases of ordinary shares	¥ (483,622)		¥ (4)		(351,328)		(132,290)
Repurchases of ordinary shares, shares | shares	(62,388,247)	(62,388,247)	(62,388,247)
Deemed share-based compensation related to repurchases of ordinary shares	¥ 146,294				146,294
Issuances of shares due to exercise of share options			¥ 1		(1)
Issuances of shares due to exercise of share options | shares			15,518,385
Share-based compensation related to accelerated vesting of share options	138,729				138,729
Share-based compensation related to vesting of share options	279,908				279,908
Issuances of shares to Share Incentive Plan Trust			¥ 12	¥ (12)
Issuances of shares to Share Incentive Plan Trust, shares | shares			170,719,987	(170,719,987)
Accretion on preferred shares to redemption value	(242,209)	$ (37,120)					(242,209)
Deemed dividend due to modification of preferred shares	(1,054,220)						(1,054,220)
Deemed repurchase of ordinary shares resulting from redesignation of founder’s ordinary shares to preferred shares	(33,290)		¥ (1)				(33,289)
Deemed repurchase of ordinary shares resulting from redesignation of founder’s ordinary shares to preferred shares, shares | shares			(6,443,998)
Appropriation to statutory reserves						729	(729)
Net income (loss)	(2,688,415)	(412,017)					(2,687,807)		¥ (608)
Foreign currency translation adjustment	(111,697)	$ (17,118)						(111,697)
Conversion of convertible redeemable preferred shares	¥ 5,569,318		¥ 85		5,569,233
Conversion of convertible redeemable preferred shares,shares | shares	1,301,189,200	1,301,189,200	1,301,189,200
Issuance of ordinary shares upon initial public offering	¥ 4,352,728		¥ 18		4,352,710
Issuance of ordinary shares upon initial public offering, shares | shares			270,250,000
Capital injection from non-controlling interests	15,692								15,692
Balance at Dec. 31, 2020	¥ 6,863,594	$ 1,051,892	¥ 173	¥ (12)	¥ 11,165,697	¥ 20,051	¥ (4,240,134)	¥ (97,265)	¥ 15,084
Balance, shares at Dec. 31, 2020 | shares			2,697,173,763	(170,719,987)